Share Capital (Repurchase of Common Shares) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Repurchase of common shares
Number of common shares repurchased (in shares)	10.3	3.3	14.3
Weighted-average price per share (in dollars per share)	$ 153.69	$ 116.97	$ 118.70
Amount of repurchase	$ 1,582	$ 379	$ 1,700
Share Repurchase Program (02/01/2021 - 01/31/2022) [Member]
Repurchase of common shares
NCIB February 1, 2021 – January 31, 2022 (in shares)	14.0
Number of common shares repurchased (in shares)	10.3